Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Schedule of Major Classifications of Deposits

The following table sets forth the major classifications of deposits at December 31, 2018 and 2017 (in thousands):

	December 31,
	2018	2017
Demand deposits, non-interest bearing	$241,274	$185,171
Demand deposits, interest bearing	239,463	195,792
Money market accounts	200,143	153,732
Savings deposits	55,733	29,441
Time certificates of $250,000 or more	47,251	37,045
Other time certificates	114,843	98,680

Totals	$898,707	$699,861

Schedule of Maturities of Certificate of Deposit

As of December 31, 2018, the scheduled maturities of certificates of deposit are as follows for certificates of deposit less than $250 thousand and for certificates of deposit (“CDs”) of $250 thousand or more (in thousands):

CDs Less Than $250,000
2019	$83,811
2020	16,136
2021	7,553
2022	5,569
2023	1,774
Maturing after 2023	—

Total	$114,843

CDs $250,000 or more
2019	$34,089
2020	2,251
2021	5,835
2022	3,530
2023	1,546
Maturing after 2023	—

Total	$47,251